Employee Benefit Plan, Tax Status (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Tax Status
EBP, Tax Determination Letter, Date	Dec. 28, 2017
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]